Note 3 - Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	2012	2011

Inventory - finished goods	$306,706	$412,291
Inventory - parts	83,509	113,593
Gross inventory	390,215	525,884
Provision for losses and obsolescence	(97,550)	(129,600)
Net inventory	$292,665	$396,284